EVENTS AFTER THE REPORTING PERIOD (Details - Initial Public Offering) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 12, 2022	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of future shares			$ 953,087
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of future shares			$ 3,127,442	$ 2,222,000	$ 2,599,978
Initial Public Offering | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of ordinary shares	3,272,727	63,842
IPO price	$ 6